Derivatives	3 Months Ended
Mar. 31, 2018
Derivatives
Derivatives

Note 6. Derivatives

Derivatives by categories

	March 31, 2018			December 31, 2017
Skr mn	Assets Fair value	Liabilities Fair value	Nominal amounts	Assets Fair value	Liabilities Fair value	Nominal amounts
Interest rate-related contracts	4,613	10,312	274,855	3,781	9,132	245,788
Currency-related contracts	5,157	6,103	146,078	3,772	6,879	139,614
Equity-related contracts	347	327	9,257	250	303	13,246
Contracts related to commodities, credit risk, etc.	—	173	-2,201	—	166	-1,183

Total derivatives	10,117	16,915	427,989	7,803	16,480	397,465

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.